MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 76,217	$ 44,331	$ 28,032
Operating Segments [Member] | North America [Member]
Total	45,080	21,995	11,686
Operating Segments [Member] | Israel [Member]
Total	15,485	12,737	10,446
Operating Segments [Member] | Europe [Member]
Total	12,038	6,073	1,601
Operating Segments [Member] | Asia [Member]
Total	1,740	2,499	3,093
Operating Segments [Member] | South America [Member]
Total	1,089	1,027	1,206
Operating Segments [Member] | Australia [Member]
Total	$ 785